Stock-Based Compensation (Table)	12 Months Ended
Dec. 31, 2017
Share-based Compensation [Abstract]
Stock-based compensation, fair value assumptions

U.S. Cellular did not grant stock option awards in 2017.  U.S. Cellular estimated the fair value of stock options granted during 2016 and 2015 using the Black-Scholes valuation model and the assumptions shown in the table below.

	2016	2015
Expected life	4.7 years	4.6 years
Expected annual volatility rate	30.5%	30.1%
Dividend yield	0%	0%
Risk-free interest rate	1.2%	1.2%
Estimated annual forfeiture rate	9.4%	9.7%

Summary of stock options

A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during 2017 is presented in the table below:

Common Share Options	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2016	3,973,000	$41.92
(1,937,000 exercisable)		$42.54
Exercised	(162,000)	36.21
Forfeited	(74,000)	41.62
Expired	(242,000)	57.67
Outstanding at December 31, 2017	3,495,000	$41.10	$3	6.0
(2,475,000 exercisable)		$40.79	$2	5.4

Summary of nonvested restricted stock units

A summary of U.S. Cellular nonvested restricted stock units at December 31, 2017, and changes during the year then ended is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average
		Grant Date
		Fair Value
Nonvested at December 31, 2016	1,310,000	$40.74
Granted	557,000	38.04
Vested	(294,000)	41.24
Forfeited	(90,000)	40.07
Nonvested at December 31, 2017	1,483,000	$39.67

Summary of nonvested performance share awards

A summary of U.S. Cellular’s nonvested performance shares and changes during 2017 is presented in the table below:

Common Performance Shares	Number	Weighted Average
		Grant Date
		Fair Value
Nonvested at December 31, 2016	–	$–
Granted	352,000	$36.92
Forfeited	(10,000)	$36.92
Nonvested at December 31, 2017	342,000	$36.92

Stock-based compensation

The following table summarizes stock‑based compensation expense recognized during 2017, 2016 and 2015:

Year Ended December 31,	2017	2016	2015
(Dollars in millions)
Stock option awards	$6	$11	$11
Restricted stock unit awards	19	14	13
Performance share awards	4	–	–
Awards under Non-Employee Director compensation plan	1	1	1
Total stock-based compensation expense, before income taxes	30	26	25
Income tax benefit	(11)	(10)	(10)
Total stock-based compensation expense, net of income taxes	$19	$16	$15

Stock-based compensation, allocation by financial statement line item

The following table provides a summary of the classification of stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2017	2016	2015
(Dollars in millions)
Selling, general and administrative expense	$27	$23	$22
System operations expense	3	3	3
Total stock-based compensation expense	$30	$26	$25